Taxation - Reconciliation of Total Tax (Benefits) Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Income tax (benefits)/expenses at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	$ 246	$ (3,736)	$ (11,886)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,571	787	788
Non-deductible expenses	47	101	228
Effect of Super Deduction	(2,262)	(733)	(1,920)
Effect of tax holidays and tax concessions	(4,100)	(197)	3,856
Change in valuation allowance of deferred tax assets	3,507	4,704	13,180
Expiration of tax loss		84	400
Others	(134)	139	30
Income tax (benefits)/expenses	$ (125)	$ 1,149	$ 4,676